Significant accounting policies	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Significant accounting policies
Significant accounting policies

2. Significant accounting policies

Unaudited interim financial data

        The accompanying unaudited June 30, 2012 interim balance sheet, the statements of operations and comprehensive loss and the statement of cash flows for the six months ended June 30, 2012, the period from April 5, 2011 (inception) to June 30, 2011 and the period from April 5, 2011 (inception) to June 30, 2012, and the statement of operations and comprehensive loss for the three months ended June 30, 2012, and the related interim information contained within the notes to the financial statements, have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission for interim financial information. Accordingly, they do not include all of the information and the notes required by U.S. generally accepted accounting principles for complete financial statements. In the opinion of management, the unaudited interim financial statements reflect all adjustments, consisting of normal and recurring adjustments, necessary for the fair statement of the Company's financial position at June 30, 2012 and results of its operations for the three and six months then ended, and its cash flows for the six months ended June 30, 2012. The results for the three and six months ended June 30, 2012 are not necessarily indicative of future results.

Use of estimates

        The preparation of the Company's financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

        The Company utilizes significant estimates and assumptions in determining the fair value of its common stock. The Company granted stock options at exercise prices not less than the fair market value of its common stock as determined by the board of directors contemporaneously at the date such grants were made, with input from management. The fair value of common stock at the grant date was adjusted in connection with the Company's retrospective fair value assessment for financial reporting purposes. The board of directors has determined the estimated fair value of the Company's common stock based on a number of objective and subjective factors, including external market conditions affecting the biotechnology industry sector, the prices at which the Company sold shares of preferred stock, the superior rights and preferences of securities senior to the Company's common stock at the time and the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company.

        The Company utilized various valuation methodologies in accordance with the framework of the 2004 American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the fair value of its common stock. The methodologies included a probability analysis including both a potential public trading scenario and potential sale scenario. For the sale scenario the Company used the reverse backsolve method and in the public trading scenario the Company assumed that all of its shares of convertible preferred stock would convert into common stock. Valuation methodologies include estimates and assumptions that require the Company's judgment. These estimates include assumptions regarding future performance, including the successful completion of the Company's AUGMENT marketing study in humans and the time to complete a public trading scenario or sale. Significant changes to the key assumptions used in the valuations could result in different fair values of common stock at each valuation date.

Comprehensive loss

        Comprehensive loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive loss was equal to net loss for the period April 5, 2011 (inception) to June 30, 2011, April 5, 2011 (inception) to June 30, 2012, as well as, the three and six months ended June 30, 2012.

        In June 2011, the Financial Accounting Standards Board issued revised guidance on the presentation of comprehensive income and its components in the financial statements. As a result of this guidance, companies are now required to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements, eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. This update does not change the items that must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. This guidance is effective for the Company for interim and annual periods ending after December 15, 2011. The new guidance is to be applied retrospectively. The Company adopted this new guidance on January 1, 2012 and elected to present comprehensive income (loss) in one continuous statement as part of the condensed financial statements.

Concentrations of credit risk and off-balance sheet risk

        Cash is the only financial instrument that potentially subjects the Company to concentrations of credit risk. As of June 30, 2012 and December 31, 2011, all of the Company's cash was deposited in accounts at a single financial institution. The Company maintains its cash with a high quality, accredited financial institution and, accordingly, such funds are subject to minimal credit risk. The Company has no significant off-balance sheet concentrations of credit risk, such as foreign currency exchange contracts, option contracts or other hedging arrangements.

2. Significant accounting policies

Use of estimates

        The preparation of the Company's financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

        The Company utilizes significant estimates and assumptions in determining the fair value of its common stock. The Company granted stock options at exercise prices not less than the fair market value of its common stock as determined by the board of directors contemporaneously at the date such grants were made, with input from management. The fair value of common stock at the grant date was adjusted in connection with the Company's retrospective fair value assessment for financial reporting purposes. The board of directors has determined the estimated fair value of the Company's common stock based on a number of objective and subjective factors, including external market conditions affecting the biotechnology industry sector and the prices at which the Company sold shares of preferred stock, the superior rights and preferences of securities senior to the Company's common stock at the time and the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company.

        The Company utilized various valuation methodologies in accordance with the framework of the 2004 American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the fair value of its common stock. The methodologies included a probability analysis including both a potential public trading scenario and potential sale scenario. For the sale scenario the Company used the reverse backsolve method and in the public trading scenario the Company assumed that all of its shares of convertible preferred stock would convert into common stock. Valuation methodologies include estimates and assumptions that require the Company's judgment. These estimates include assumptions regarding future performance, including the successful completion of the Company's AUGMENT marketing study in humans and the time to completing a public trading scenario or sale. Significant changes to the key assumptions used in the valuations could result in different fair values of common stock at each valuation date.

Segment and geographic information

        Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one operating segment, which is the business of developing product candidates dedicated to the treatment of female infertility, and the Company operates in only one geographic segment.

Comprehensive loss

        Comprehensive loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive loss was equal to net loss for the year ended December 31, 2011.

        In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income ("ASU No. 2011-05"). ASU No. 2011-05 requires companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements, eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. This update does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. ASU No. 2011-05 is effective for the Company for interim and annual periods ending after December 15, 2011. The Company adopted ASU No. 2011-05 on January 1, 2012 and elected to present comprehensive income in one continuous statement as part of the condensed consolidated financial statements.

Organizational costs

        All organizational costs have been expensed as incurred.

Cash and cash equivalents

        The Company considers all highly liquid investments with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. There were no cash equivalents as of December 31, 2011.

Fair value of financial instruments

        The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. The fair value hierarchy prioritizes valuation inputs based on the observable nature of those inputs. The fair value hierarchy applies only to the valuation inputs used in determining the reported fair value of the investments and is not a measure of the investment credit quality. The hierarchy defines three levels of valuation inputs:

Level 1 inputs	Quoted prices in active markets for identical assets or liabilities
Level 2 inputs	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
Level 3 inputs	Unobservable inputs that reflect the Company's own assumptions about the assumptions market participants would use in pricing the asset or liability

        Effective January 1, 2012, the Company adopted, on a prospective basis, ASU No. 2011-04, "Fair Value Measurement (Topic 820)" ("ASU No. 2011-04"), which updates the existing fair value measurement guidance currently included in the ASC to achieve common fair value measurement and disclosure requirements in U.S. generally accepted accounting principles and International Financial Reporting Standards. ASU No. 2011-04 is generally consistent with the Company's previous fair value measurement policies but includes additional disclosure requirements, particularly for assets and liabilities that require the use of Level 3 inputs to measure fair value. The adoption of ASU No. 2011-04 did not have a material impact on the Company's financial position or results of operations.

        There were no financial instruments recorded at fair value as of December 31, 2011. The carrying amounts of accounts payable and accrued expenses approximate their fair values due to their short-term maturities.

Concentrations of credit risk and off-balance sheet risk

        Cash is the only financial instrument that potentially subjects the Company to concentrations of credit risk. As of December 31, 2011, all of the Company's cash was deposited in accounts at a single financial institution. The Company maintains its cash with a high quality, accredited financial institution and, accordingly, such funds are subject to minimal credit risk. The Company has no significant off-balance sheet concentrations of credit risk, such as foreign currency exchange contracts, option contracts or other hedging arrangements.

Research and development costs

        The Company expenses research and development costs to operations as incurred. Research and development expenses consist of costs associated with research activities, including license payments paid to third parties for rights to intellectual property, the costs of development of therapeutic product candidates and advances in the field of infertility. The Company accounts for nonrefundable advance payments for goods and services that will be used in future research and development activities as expenses when the goods have been received or when the service has been performed rather than when the payment is made. Research and development expenses consist of:

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  employee-related expenses, including salaries, benefits, travel and stock-based compensation expense;

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  external research and development expenses incurred under arrangements with third parties, such as contract research organizations manufacturing organizations and consultants;

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  license fees; and

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  facilities and other expenses, which include direct and allocated expenses for rent and maintenance of facilities and laboratory and other supplies.

Stock-based compensation

        The Company expenses the fair value of employee stock options over the requisite service period, which is the vesting period. Compensation expense is measured using the fair value of the award at the grant date, net of estimated forfeitures, and is adjusted annually to reflect actual forfeitures. The fair value of each stock option is estimated using the Black-Scholes option pricing model and is expensed on a straight-line basis over the vesting period.

        Stock-based awards issued to non-employees, including directors for non-board related services, are accounted for based on the fair value of such services received or of the equity instruments issued, whichever is more reliably measured. These stock-based option awards are revalued at each vesting date using the fair value method.

Convertible preferred stock

        The carrying value of the Company's Series A convertible preferred stock (the "Series A"), par value $0.001 per share, "Preferred Stock") is adjusted to reflect dividends when and if declared by the board of directors. No dividends have been declared by the board of directors since inception.

Income taxes

        The Company determines its deferred tax assets and liabilities based on the differences between the financial reporting and tax bases of assets and liabilities. The deferred tax assets and liabilities are measured using the enacted tax rates that will be in effect when the differences are expected to reverse. A valuation allowance is recorded when it is more likely than not that the deferred tax asset will not be recovered.

        The Company applies judgment in the determination of the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. During the year ended December 31, 2011 the Company had no material unrecognized tax benefits and no adjustments to its deferred tax assets. The Company recognizes any material interest and penalties related to unrecognized tax benefits in income tax expense.

        The Company files income tax returns in the United States federal jurisdiction and multiple state jurisdictions. The Company currently is not under examination by the Internal Revenue Service or other jurisdictions for any tax years.

Net loss per share

        Basic and diluted net loss per common share is calculated by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding during the period, without consideration for common stock equivalents. The Company's potentially dilutive shares, which include preferred stock, outstanding stock options and restricted stock, are considered to be common stock equivalents and are only included in the calculation of diluted net loss per share when their effect is dilutive. The following table reconciles net loss to net loss applicable to common stockholders (in thousands, except per share data):

Period from April 5, 2011 (inception) to December 31, 2011
Net loss applicable to common stockholders	(2,725)
Weighted average number of common shares used in net loss per share applicable to common stockholders—basic and diluted	909
Net loss per share applicable to common stockholders—basic and diluted	(3.00)

The amounts in the table below were excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect (in thousands):

Period from April 5, 2011 (inception) to December 31, 2011
Series A Preferred Stock	3,065
Outstanding stock options	618